Other Financial Items	6 Months Ended
Jun. 30, 2015
Other Income and Expenses [Abstract]
Other Financial Items
OTHER FINANCIAL ITEMS

Other financial items comprise of the following:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2015	2014	2015	2014
Unrealized (mark-to-market) gains/ (losses) for interest rate swaps	9,152	(13,585)	(6,598)	(23,649)
Interest expense on undesignated interest rate swaps	(3,855)	(5,407)	(8,381)	(10,031)
Unrealized mark to market gains for equity derivatives	46,704	—	34,887	—
Others	(1,199)	(3,032)	(1,057)	(5,056)
	50,802	(22,024)	18,851	(38,736)